Derivative Financial Instruments and Hedging Activities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Fair value of swaps at inception	$ 0
Income (expense) in fair value adjustments	83	$ 88	$ 1,200
Amount of collateral posted with third party	13,800	19,200
Aggregate fair value of derivative financial instruments in liability position	2,000	6,000
Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Notional amount	$ 1,500	5,600
Interest payment description	For each of these swap agreements, the floating rate is based on the one-month London Interbank Offered Rate (“LIBOR”) paid on the first day of the month which matches the interest payment date on each subordinated note.
Swap contract termination fees	$ 117	$ 2	$ 1,400
Minimum [Member]
Derivatives, Fair Value [Line Items]
Expiration dates for swap agreements, range	Nov. 01, 2019
Maximum [Member] | Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Expiration dates for swap agreements, range	Aug. 01, 2022